Share-Based Compensation - Compensation Expense for all Employee and Director Share-based Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 69	$ 104
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	14	19
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	31	65
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	22	18
Stock Appreciation Rights (SAR) and Tandem Stock Appreciation Rights (TSAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	0	0
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 2	$ 2